Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2020	Dec. 31, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under the rules of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation S-K. CAP is calculated in accordance with Item 402(v) of Regulation S-K and differs from compensation shown in the Summary Compensation Table on page 58 and CEO and other NEO performance year compensation tables shown on pages 52 and 53, respectively. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP.
Resideo’s Compensation and Human Capital Management Committee makes executive compensation decisions independent of SEC disclosure requirements and reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. See “Compensation Discussion and Analysis” above for a discussion of our decision-making process.
Pay vs Performance Table(1)

Year	Summary Compensation Table Total for First CEO (CEO 1)	Summary Compensation Table Total for Second CEO(2)(3) (CEO 2)	Compensation Actually Paid to First CEO (CEO 1)	Compensation Actually Paid to Second CEO(2)(3) (CEO 2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs(2)(3)	Value of Fixed $100 Investment Based on:		Net Income	Operating Income Margin(6)
							Total Shareholder Return(4)	S&P 600 Total Shareholder Return(5)
2024	—	$15,000,857	—	$20,935,069	$4,089,163	$6,343,168	$193	$138	$116,000,000	7.70%
2023	—	$15,207,609	—	$15,077,967	$3,741,970	$4,017,606	$158	$129	$210,000,000	9.60%
2022	—	$12,575,407	—	($3,523,691)	$3,610,970	($1,990,076)	$138	$113	$283,000,000	10.48%
2021	—	$14,103,270	—	$16,023,137	$3,977,809	$5,726,287	$218	$137	$242,000,000	9.84%
2020	$3,906,587	$4,697,966	$3,659,863	$12,432,207	$3,191,673	$6,198,341	$178	$110	$37,000,000	9.70%
(1)
Resideo’s first chief executive officer for fiscal 2020 was Michael Nefkens. Resideo’s second chief executive officer for fiscal 2020 through fiscal 2024 was Jay Geldmacher. Resideo’s other, non-CEO, NEOs for fiscal 2020 were Anthony Trunzo, Stephen Kelly, Robert Aarnes, Jeannine Lane, Robert Ryder, Michael Flink, and Sachin Sankpal. Resideo’s other, non-CEO, NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo’s other, non-CEO, NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane. Resideo’s other, non-CEO, NEOs for fiscal 2023 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, Jeannine Lane, and Dana Huth. Resideo’s other, non-PEO, NEOs for fiscal 2024 were Anthony Trunzo, Robert Aarnes, Jeannine Lane, Dana Huth, Michael Carlet, and Tom Surran.

(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEOs and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail
Compensation Element	2024 (CEO 2)	2024 (Avg. Non-CEO NEO)
SCT Reported Total Compensation	$15,000,857	$4,089,163
(i) Aggregate SCT Reported Equity Compensation (-)	$11,846,817	$2,761,945
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$12,427,621	$4,231,881
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$5,118,537	$721,136
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$23,621
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$234,871	$98,220
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0
(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$58,907
(viii) Current Year Pension Service Costs (+)	$0	$0
Compensation Actually Paid Determination	$20,935,069	$6,343,168
(3)	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(4)	Total shareholder return calculated based on an assumed $100 investment as of December 31, 2019.
(5)
S&P 600 index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019. In our pay versus performance disclosures for 2022, we used the S&P 400 Industrials Index. Pursuant to SEC guidance, we have changed the index used for our peer group due to Resideo’s inclusion in the S&P 600 index. A comparison of our TSR, the S&P 400 Industrial Index TSR, and the S&P 600 TSR is below:

Year	Resideo	S&P 400 Industrials Index	S&P 600 Index
2024	$193	$194	$138
2023	$158	$172	$129
2022	$138	$132	$113
2021	$218	$150	$137
2020	$178	$116	$110

(6)
Calculation of Operating Income Margin, as adjusted for incentive compensation purposes, is described under “Compensation Discussion and Analysis — Elements of Compensation — 2024 Annual Incentive Plan” above.

Company Selected Measure Name			Operating Income Margin
Named Executive Officers, Footnote
(1)
Resideo’s first chief executive officer for fiscal 2020 was Michael Nefkens. Resideo’s second chief executive officer for fiscal 2020 through fiscal 2024 was Jay Geldmacher. Resideo’s other, non-CEO, NEOs for fiscal 2020 were Anthony Trunzo, Stephen Kelly, Robert Aarnes, Jeannine Lane, Robert Ryder, Michael Flink, and Sachin Sankpal. Resideo’s other, non-CEO, NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo’s other, non-CEO, NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane. Resideo’s other, non-CEO, NEOs for fiscal 2023 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, Jeannine Lane, and Dana Huth. Resideo’s other, non-PEO, NEOs for fiscal 2024 were Anthony Trunzo, Robert Aarnes, Jeannine Lane, Dana Huth, Michael Carlet, and Tom Surran.

Peer Group Issuers, Footnote
(5)
S&P 600 index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019. In our pay versus performance disclosures for 2022, we used the S&P 400 Industrials Index. Pursuant to SEC guidance, we have changed the index used for our peer group due to Resideo’s inclusion in the S&P 600 index. A comparison of our TSR, the S&P 400 Industrial Index TSR, and the S&P 600 TSR is below:

Year	Resideo	S&P 400 Industrials Index	S&P 600 Index
2024	$193	$194	$138
2023	$158	$172	$129
2022	$138	$132	$113
2021	$218	$150	$137
2020	$178	$116	$110

Changed Peer Group, Footnote
(5)
S&P 600 index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019. In our pay versus performance disclosures for 2022, we used the S&P 400 Industrials Index. Pursuant to SEC guidance, we have changed the index used for our peer group due to Resideo’s inclusion in the S&P 600 index. A comparison of our TSR, the S&P 400 Industrial Index TSR, and the S&P 600 TSR is below:

Year	Resideo	S&P 400 Industrials Index	S&P 600 Index
2024	$193	$194	$138
2023	$158	$172	$129
2022	$138	$132	$113
2021	$218	$150	$137
2020	$178	$116	$110

Adjustment To PEO Compensation, Footnote
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEOs and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail
Compensation Element	2024 (CEO 2)	2024 (Avg. Non-CEO NEO)
SCT Reported Total Compensation	$15,000,857	$4,089,163
(i) Aggregate SCT Reported Equity Compensation (-)	$11,846,817	$2,761,945
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$12,427,621	$4,231,881
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$5,118,537	$721,136
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$23,621
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$234,871	$98,220
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0
(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$58,907
(viii) Current Year Pension Service Costs (+)	$0	$0
Compensation Actually Paid Determination	$20,935,069	$6,343,168

Non-PEO NEO Average Total Compensation Amount			$ 4,089,163	$ 3,741,970	$ 3,610,970	$ 3,977,809	$ 3,191,673
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,343,168	4,017,606	(1,990,076)	5,726,287	6,198,341
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEOs and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail
Compensation Element	2024 (CEO 2)	2024 (Avg. Non-CEO NEO)
SCT Reported Total Compensation	$15,000,857	$4,089,163
(i) Aggregate SCT Reported Equity Compensation (-)	$11,846,817	$2,761,945
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$12,427,621	$4,231,881
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$5,118,537	$721,136
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$23,621
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$234,871	$98,220
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0
(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$58,907
(viii) Current Year Pension Service Costs (+)	$0	$0
Compensation Actually Paid Determination	$20,935,069	$6,343,168

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Metrics to Link Executive Compensation Actually Paid with Company Performance
Provided below are the most important financial measures used to link compensation actually paid with Resideo performance during the most recently completed fiscal year:

Operating Income Margin*
Constant Currency Net Revenue*
Relative Total Shareholder Return

*	As used in our annual incentive plan for fiscal 2024, each measure was adjusted as described above under “Compensation Discussion and Analysis — Elements of Compensation — 2024 Annual Incentive Plan.

Total Shareholder Return Amount			$ 193	158	138	218	178
Peer Group Total Shareholder Return Amount			138	129	113	137	110
Net Income (Loss)			$ 116,000,000	$ 210,000,000	$ 283,000,000	$ 242,000,000	$ 37,000,000
Company Selected Measure Amount			0.077	0.096	0.1048	0.0984	0.097
PEO Name	Michael Nefkens	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher
Peer Group Total Shareholder Return Amount Using Previous Peer Group			$ 194	$ 172	$ 132	$ 150	$ 116
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Income Margin
Measure:: 2
Pay vs Performance Disclosure
Name			Constant Currency Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Michael Nefkens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	0	0	3,906,587
PEO Actually Paid Compensation Amount			0	0	0	0	3,659,863
Jay Geldmacher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,000,857	15,207,609	12,575,407	14,103,270	4,697,966
PEO Actually Paid Compensation Amount			20,935,069	$ 15,077,967	$ (3,523,691)	$ 16,023,137	$ 12,432,207
PEO | Jay Geldmacher [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jay Geldmacher [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jay Geldmacher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,846,817)
PEO | Jay Geldmacher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,427,621
PEO | Jay Geldmacher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,118,537
PEO | Jay Geldmacher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jay Geldmacher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			234,871
PEO | Jay Geldmacher [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,907)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,761,945)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,231,881
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			721,136
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,621
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			98,220
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0